Going Concern (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern Details Narrative
Accumulated deficit	$ (10,588,376)	$ (8,195,626)	$ (6,785,112)
Working capital deficit	$ (429,511)	$ (72,868)